Offerings	May 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock to be issued under the Equity Incentive Plan
Amount Registered | shares	4,298,513
Proposed Maximum Offering Price per Unit	9.72
Maximum Aggregate Offering Price	$ 41,781,546.36
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,770.03
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended ("the Securities Act"), this registration statement shall also cover any additional shares of Class A common stock, $0.0001 par value per share ("Common Stock") of OppFi Inc. (the “Registrant”) which become issuable under the OppFi Inc. 2021 Equity Incentive Plan, as amended (the “Equity Incentive Plan”), and the OppFi Inc. 2021 Employee Stock Purchase Plan (the “ESPP”, and together with the Equity Incentive Plan, the “Plans”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of Common Stock.Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and (h) of the Securities Act on the basis of the average of the high and low price of a share of Common Stock as reported by The New York Stock Exchange on May 5, 2026.Consists of 4,298,513 additional shares of Common Stock that were automatically added to the shares authorized for issuance under the Equity Incentive Plan pursuant to an annual “evergreen” increase provision contained in the Equity Incentive Plan. If any awards under the Equity Incentive Plan expire or are forfeited, cancelled or terminated without issuance of the underlying shares of Common Stock, or if any award is settled for cash, repurchased, or if shares of Common Stock underlying such award are withheld for tax withholding obligations or as consideration for the exercise of a stock option, such shares of Common Stock, shall, to the extent of such forfeiture, expiration, termination, cash settlement or non-issuance, again be available for delivery with respect to awards under the Equity Incentive Plan. The Registrant does not have any fee offsets.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock to be issued under the ESPP
Amount Registered | shares	272,720
Proposed Maximum Offering Price per Unit	9.72
Maximum Aggregate Offering Price	$ 2,650,838.4
Fee Rate	0.01381%
Amount of Registration Fee	$ 366.08
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended ("the Securities Act"), this registration statement shall also cover any additional shares of Class A common stock, $0.0001 par value per share ("Common Stock") of OppFi Inc. (the “Registrant”) which become issuable under the OppFi Inc. 2021 Equity Incentive Plan, as amended (the “Equity Incentive Plan”), and the OppFi Inc. 2021 Employee Stock Purchase Plan (the “ESPP”, and together with the Equity Incentive Plan, the “Plans”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of our outstanding shares of Common Stock.Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and (h) of the Securities Act on the basis of the average of the high and low price of a share of Common Stock as reported by The New York Stock Exchange on May 5, 2026.Consists of 272,720 additional shares of Common Stock that were automatically added to the shares authorized for issuance under the ESPP pursuant to an annual “evergreen” increase provision contained in the ESPP.The Registrant does not have any fee offsets.